Parent Company Only Condensed Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 908	$ 868	$ 1,149	$ 1,088	$ 945	$ 1,371	$ 1,042	$ 927	$ 4,013	$ 4,285
Adjustments to reconcile net income to net cash from operating activities:
Accrued interest receivable and other assets									192	52
Change in other liabilities									821	118
Net cash from operating activities									6,555	9,010
Cash flows from investing activities:
Net change in interest-earning time deposits at other financial institutions									499	(7,141)
Purchases of securities available-for-sale									(95,770)	(41,425)
Net cash from investing activities									(29,018)	(20,993)
Cash flows from financing activities:
Net proceeds from stock offering									0	26,344
Purchase of shares by ESOP pursuant to reorganization									0	(2,241)
Stock option exercises									84	0
Repurchase of common stock									(3,186)	0
Dividends paid on common stock									(987)	(807)
Net cash from financing activities									33,825	10,694
Net change in cash and cash equivalents									11,362	(1,289)
Cash and cash equivalents at beginning of year				6,857				8,146	6,857	8,146
Cash and cash equivalents at end of year	18,219				6,857				18,219	6,857
Parent Company [Member]
Cash flows from operating activities
Net income									4,013	4,285
Adjustments to reconcile net income to net cash from operating activities:
Amortization of net premiums on securities available-for-sale									0	4
Equity in undistributed income or net income of banking subsidiary									(229)	(4,569)
Accrued interest receivable and other assets									(427)	339
Change in other liabilities									0	(14)
Net cash from operating activities									3,357	45
Cash flows from investing activities:
Net change in ESOP loan receivable									132	(1,987)
Net change in interest-earning time deposits at other financial institutions									744	(2,976)
Purchases of securities available-for-sale									(144)	(4,849)
Net cash from investing activities									732	(9,812)
Cash flows from financing activities:
Capital contribution to the bank									0	(12,905)
Net proceeds from stock offering									0	26,344
Purchase of shares by ESOP pursuant to reorganization									0	(2,241)
Stock option exercises									84	0
Repurchase of common stock									(3,186)	0
Dividends paid on common stock									(987)	(807)
Net cash from financing activities									(4,089)	10,391
Net change in cash and cash equivalents									0	624
Cash and cash equivalents at beginning of year				2,656				2,032	2,656	2,032
Cash and cash equivalents at end of year	$ 2,656				$ 2,656				$ 2,656	$ 2,656